PROSPECTUS SUPPLEMENT
                                       for
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                           AIG LIFE INSURANCE COMPANY
                                   through its
                               Variable Account I

                                 One Alico Plaza
                                 600 King Street
                           Wilmington, Delaware 19801

                             Dated December 15, 1999

         Supplement dated December 15, 1999, to the Individual and Group Single Premium and Flexible Premium Deferred Variable Annuity Contracts Prospectus dated May 1, 1999.

         This Supplement provides information regarding a change in the investment options available under the Contract. The Strategy Portfolio of the Mitchell Hutchins Series Trust ("Mitchell Hutchins") is available to Contract Owners in addition to the Mitchell Hutchins Portfolios offered in the Prospectus.

         This Supplement amends the contents of the Profile, under the headings indicated, as follows:

                                    EXPENSES

                                                                                Examples
                                                                                Total            Total
                                    Total            Total                      Expenses         Expenses
                                    Annual           Annual         Total       at the           at the
                                    Insurance        Portfolio     Annual       end of           end of
                                    Charges          Charges*     Charges       1 Year           10 Years
                                    --------         --------     -------       ------           --------


Mitchell Hutchins Series Trust
Strategy Portfolio                   1.40%             1.34%          2.74%      $82               $313


                                   PERFORMANCE

                             SUMMARY OF PERFORMANCE

                                           Inception                    Since
                                             Date*                    Inception

Mitchell Hutchins Series Trust
Strategy Portfolio                         January  2000                N/A

It is estimated that Strategy Portfolio will be available for sale in January 2000.

         This Supplement amends the contents of the Prospectus, under the headings indicated, as follows:

                            Annual Portfolio Expenses

                           After Waiver/Reimbursement

                                Management    Other      12b-1     Total
                                  Fees      Expenses     Fees    Expenses


Mitchell Hutchins Series Trust
Strategy Portfolio                 .75%       .34%       .25%     1.34%

Example

     You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                           If you surrender after:
                                  ------------------------------------
                                  1 Year      3 Years    5 Years  10 Years
                                  ------      -------    -------  --------

Mitchell Hutchins Series Trust
Strategy Portfolio                 $82        $132       $184     $313


                             If you Annuitize or if you do not surrender after:
                                  ------------------------------------
                                  1 Year      3 Years    5 Years  10 Years
                                  ------      -------    -------  --------

Mitchell Hutchins Series Trust
Strategy Portfolio                 $28        $87        $148     $313

                               INVESTMENT OPTIONS

 Mitchell Hutchins Series Trust

         Strategy Portfolio is designed for investors seeking long-term capital appreciation from a fully invested, all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.